Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Current assets
Cash and cash equivalents	$ 9,896,604	$ 322,050	$ 5,906,176
Current financial assets at fair value through profit or loss	128,224	4,173	359,960
Current financial assets at amortized cost	98,731	3,213	29,239
Current contract assets	381,358	12,410	400,255
Notes receivable, net			1,035
Accounts receivable, net	4,381,563	142,582	6,344,246
Other receivables	131,863	4,291	86,879
Current tax assets			389
Inventories	3,210,409	104,471	3,207,177
Prepayments	123,377	4,015	149,947
Total current assets	18,352,129	597,205	16,485,303
Non-current assets
Non-current financial assets at fair value through other comprehensive income	338,102	11,002	384,521
Non-current financial assets at amortized cost	37,362	1,216	37,539
Investments accounted for using equity method	4,353,448	141,668	3,900,449
Property, plant and equipment, net	20,446,205	665,350	20,111,121
Right-of-use assets	898,992	29,255	835,805
Deferred tax assets	159,286	5,183	180,598
Refundable deposits	21,771	708	21,278
Other non-current assets	335,650	10,923	565,970
Total non-current assets	26,590,816	865,305	26,037,281
Total assets	44,942,945	1,462,510	42,522,584
Current liabilities
Short-term bank loans			731,751
Notes payable	132	4	23
Accounts payable	560,802	18,249	1,012,391
Other payables	3,796,481	123,543	4,378,439
Current tax liabilities	361,770	11,773	1,041,520
Current provisions	26,643	867	4,281
Current lease liabilities	160,955	5,238	169,782
Long-term bank loans, current portion	1,522,917	49,558	46,826
Current refund liabilities	37,123	1,208	9,849
Other current liabilities	22,318	726	14,221
Total current liabilities	6,489,141	211,166	7,409,083
Non-current liabilities
Long-term bank loans	12,444,884	404,975	9,366,539
Deferred tax liabilities	201,741	6,565	278,177
Non-current lease liabilities	759,447	24,714	681,469
Long-term deferred revenue	127,657	4,154	120,188
Net defined benefit liability, non-current	259,215	8,435	503,288
Guarantee deposits	21,600	703	21,625
Total non-current liabilities	13,814,544	449,546	10,971,286
Total liabilities	20,303,685	660,712	18,380,369
Equity attributable to equity holders of the Company
Capital stock	7,272,401	236,655	7,272,401
Capital surplus	6,055,773	197,064	6,055,621
Retained earnings
Legal reserve	2,575,987	83,826	2,070,505
Unappropriated retained earnings	8,506,816	276,824	8,521,848
Other equity interest	228,283	7,429	221,840
Total equity	24,639,260	801,798	24,142,215
Total liabilities and equity	$ 44,942,945	$ 1,462,510	$ 42,522,584